Transactions with Related Parties, Castor Ships (Details) - USD ($)		6 Months Ended
	Apr. 02, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Transactions with Related Parties [Abstract]
Management fees		$ 819,900	$ 919,989
Due from related parties, non-current		1,341,549		$ 1,341,549
Due from related parties, current		6,672,662		$ 7,431,696
Proceeds from long-term debt		15,000,000	0
$60.0 Million Revolving Credit Facility [Member]
Transactions with Related Parties [Abstract]
Proceeds from long-term debt	$ 15,000,000
Related Party [Member] | Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees		819,900	919,989
Commissions		397,959	289,644
Flat management fees		1,691,764	$ 1,648,570
Due from related parties, current		6,672,662
Related Party [Member] | Castor Ships [Member] | $60.0 Million Revolving Credit Facility [Member]
Transactions with Related Parties [Abstract]
Commissions		$ 150,000
Related Party [Member] | Castor Ships [Member] | Master Management Agreement [Member]
Transactions with Related Parties [Abstract]
Funding period for advance to cover vessel daily operating costs		2 months
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Transactions with Related Parties [Abstract]
Due from related parties, non-current		$ 1,341,549